                             HOLLAND BALANCED FUND



                                                          Annual Report
                                                              September 30, 1999



[GRAPHIC APPEARS HERE]

-----------------------------------------

CONTENTS

Letter from the President.............................................  1

Cumulative Performance................................................  2

Management Discussion of Fund Performance.............................  3

Statement of Net Assets...............................................  4

Statement of Operations...............................................  7

Statement of Changes in Net Assets....................................  8

Financial Highlights..................................................  9

Notes to Financial Statements......................................... 10

Reporting of Independent Accountants.................................. 14

General Information................................................... 15

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund . Letter from the President

--------------------------------------------------------------------------------

September 30, 1999
--------------------------------------------------------------------------------


Dear Fellow Shareholder:

I am pleased to report that our Fund has achieved a return of 13.9% for the past twelve months ended September 30, 1999. The Fund's aggregate total return since inception (October 2, 1995 through September 30, 1999) has been 65.5%, versus 63.9% for the Lipper Balanced Fund Index. Our funds annualized return during the period was 13.4%.

[PHOTO APPEARS HERE]

During this volatile twelve-month time frame, our Fund has produced a satisfactory return with relatively low volatility.

Additionally, our Fund's portfolio turnover has been predictably modest, resulting in a favorable capital gains tax distribution experience.

With Bullish Regards,


/s/ Michael F. Holland
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund . Cumulative Performance

--------------------------------------------------------------------------------

September 30, 1999
--------------------------------------------------------------------------------

Set forth below are cumulative total return figures for the periods indicated and a graph showing a hypothetical $10,000 investment made in the Holland Balanced Fund, Lipper Balanced Fund Index and Composite Index on October 2, 1995. The cumulative total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund.

-------------------------------------------------------------------------------------------------------

                                 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

-------------------------------------------------------------------------------------------------------

                      Holland Balanced Fund/(a)/   Lipper Balanced Fund Index      Composite Index/*/
10/2/95                        10,000                      10,000                        10,000
  12/95                        10,570                      10,474                        10,587
   3/96                        10,993                      10,675                        10,686
   6/96                        11,331                      10,843                        10,953
   9/96                        11,566                      11,040                        11,184
  12/96                        12,315                      11,653                        11,894
   3/97                        12,582                      11,703                        11,976
   6/97                        13,541                      12,923                        13,476
   9/97                        14,192                      13,758                        14,318
  12/97                        13,807                      13,958                        14,794
   3/98                        14,772                      15,037                        16,215
   6/98                        15,034                      15,324                        16,734
   9/98                        14,537                      14,442                        15,850
  12/98                        16,072                      16,103                        18,001
   3/99                        16,417                      16,363                        18,425
   6/99                        17,148                      17,098                        19,217
   9/99                        16,554                      16,390                        18,304

---------------------------------------------------------------------------------------------------------------
                                                                 Investment Performance
                                                        (For the Periods Ended September 30, 1999)
---------------------------------------------------------------------------------------------------------------
                                         Total Return               Average Annualized
                                       Cumulative Since              Since Inception            12 months
                                      Inception (10/2/95)              (10/2/95)                  Ended
     Holland Balanced Fund(a)               65.54%                      13.44%                   13.87%
     Lipper Balanced Fund Index             63.90%                      13.16%                   13.49%
     Composite Index *                      83.04%                      16.33%                   13.05%

* The Composite Index Return is a blended return composed of 60% of the Standard & Poor's 500 Index, 30% of the Salomon 10 Year Government Bond Index, and 10% of the 90 Day US Treasury Bill rate of return.

(a) Reflects waiver of fees and reimbursement of expenses by the investment advisor. Absent such waiver and reimbursement, the Fund's total return would have been lower.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Management Discussion of Fund Performance

--------------------------------------------------------------------------------
September 30, 1999

Since inception (October 2, 1995 through September 30, 1999), our Fund's total return has been 65.5% compared to 63.9% for the Lipper Balanced Fund index. The past year has seen a confluence of low inflation, high economic growth and excellent corporate profitability which we expect to continue for some time. This environment has favored our Fund's "blue chip" equity investments. The positive performance, attributed to our "blue chip" equity holdings during the past year, more than offset the negative contribution from U.S. Treasury obligations.

Our Fund's long-term approach is characterized by minimal trading: This has the effect of minimizing capital gains tax distributions, a growing mutual fund industry objective. Our Fund's "after-tax" returns will therefore also compare favorably.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                Statement of Net Assets

--------------------------------------------------------------------------------

 Shares September 30, 1999                           Value+
-----------------------------------------------------------
 Common Stocks-54.0%
 Banks-3.1%
 12,200 J.P. Morgan & Company, Inc.             $ 1,393,850
                                                -----------
 Chemicals-2.8%
 21,100 DuPont (E.I.) de Nemours & Company        1,284,462
                                                -----------
 Computers-4.8%
 17,800 International Business Machines Corp.     2,160,475
                                                -----------
 Electronics-11.4%
 18,800 Hewlett-Packard Co.                       1,729,600
 25,400 Intel Corp.                               1,887,537
 34,000 Oracle Corp. (a)                          1,547,000
                                                -----------
                                                  5,164,137
                                                -----------
 Food & Beverages-2.4%
 23,000 Coca Cola Company                         1,105,438
                                                -----------
 Financial-2.7%
 18,500 Merrill Lynch & Company                   1,242,969
                                                -----------
 Insurance-2.6%
 23,800 Chubb Corp.                               1,185,538
                                                -----------
 Oil/Gas-8.4%
 14,300 Exxon Corp.                               1,085,906
 24,500 Schlumberger, Ltd.                        1,526,656
 18,700 Texaco, Inc.                              1,180,438
                                                -----------
                                                  3,793,000
                                                -----------
 Pharmaceuticals-6.1%
 14,600 Johnson & Johnson                         1,341,375
 21,900 Merck & Company, Inc.                     1,419,394
                                                -----------
                                                  2,760,769
                                                -----------
 Producer Goods-6.8%
 12,700 General Electric Co.                      1,505,744
 16,300 Minnesota Mining & Manufacturing Co.      1,565,818
                                                -----------
                                                  3,071,562
                                                -----------
 Telecommunications-2.9%
 30,850 AT&T Corp.                                1,341,975
                                                -----------
 Total Common Stocks (Cost-$17,855,764)          24,504,175
                                                -----------
-----------------------------------------------------------

See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                 Statement of Net Assets (continued)

--------------------------------------------------------------------------------

 Principal  September 30, 1999                                         Value+
-----------------------------------------------------------------------------
 U.S. Government Securities-29.2%
 $1,500,000 United States Treasury Bond,
             6.250% due 8/15/23                                   $ 1,475,625
  1,000,000 United States Treasury Note,
             5.625% due 11/30/00                                    1,001,563
  1,000,000 United States Treasury Note,
             5.625% due 2/28/01                                     1,000,313
  1,000,000 United States Treasury Note,
             6.375% due 8/15/02                                     1,016,250
  2,500,000 United States Treasury Note,
             5.375% due 6/30/03                                     2,463,283
  2,800,000 United States Treasury Note,
             5.250% due 8/15/03                                     2,744,876
  3,500,000 United States Treasury Note,
             5.875% due 2/15/04                                     3,514,221
                                                                  -----------
 Total U.S. Government Securities (Cost-$13,204,238)               13,216,131
                                                                  -----------
 Repurchase Agreements-13.7%
            State Street Bank & Trust Co. Repurchase Agreement,
             4.500% due 10/1/99 in the amount of $6,219,777;
             issued 9/30/99 (Collateralized by $6,250,000,
             FFCB, 5.20% due 10/20/00 with a market value of
  6,219,000  $6,348,331) (Cost-$6,219,000)                          6,219,000
                                                                  -----------
 Total Investments-96.9% (Cost-$37,279,002)                        43,939,306
 Other assets in excess of liabilities--3.1%                        1,404,466
                                                                  -----------
 Net Assets-100%
 Applicable to 2,969,455 outstanding $0.01 par value shares
  (authorized 1,000,000,000)                                      $45,343,772
                                                                  ===========
 Net asset value, offering price and redemption price per share   $     15.27
                                                                  ===========
-----------------------------------------------------------------------------

See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                Statement of Net Assets (concluded)

--------------------------------------------------------------------------------

September 30, 1999                                      Value+
--------------------------------------------------------------
Components of Net Assets as of September 30, 1999
Capital stock at par value ($0.01)                 $    29,695
Capital stock in excess of par value                38,300,708
Undistributed net investment income                    190,844
Accumulated net realized gain on investments           162,221
Net unrealized appreciation on investments           6,660,304
                                                   -----------
  Net Assets                                       $45,343,772
                                                   ===========
--------------------------------------------------------------

See Notes to the Financial Statements
+ See Note 2 to the Financial Statements
FFCB Federal Farm Credit Banks
(a) Non-income producing

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                 Statement of Operations

--------------------------------------------------------------------------------
Year Ended September 30, 1999

-------------------------------------------------------------------
Investment Income
Interest                                                $  882,768
Dividends                                                  379,641
                                                        ----------
  Total investment income                                1,262,409
                                                        ----------
Expenses
Investment advisory fees (Note 3)                          306,059
Administration and custody fees (Note 4)                    76,064
Shareholder account maintenance                             70,130
Legal fees                                                  45,669
Amortization of organizational costs                        33,545
Registration fees                                           30,859
Audit fees                                                  27,882
Shareholder reports                                         27,138
Directors fees                                              20,869
Insurance expense                                           14,248
Miscellanous expense                                         9,788
                                                        ----------
  Total operating expenses                                 662,251
  Waiver of investment advisory fees (Note 3)              (51,042)
                                                        ----------
  Net expenses                                             611,209
                                                        ----------
Net investment income                                      651,200
                                                        ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments                           162,221
Net change in unrealized appreciation on investments     3,459,093
                                                        ----------
  Net realized and unrealized gain on investments        3,621,314
                                                        ----------
  Net increase in net assets resulting from operations  $4,272,514
                                                        ==========
-------------------------------------------------------------------

See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                        For the Year Ended
-------------------------------------------------------------------------------
                                                          9/30/99      9/30/98
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations
Net investment income                                 $   651,200  $   588,764
Net realized gain on investments                          162,221      293,130
Net change in unrealized appreciation/(depreciation)
 on investments                                         3,459,093     (232,961)
                                                      -----------  -----------
Net increase in net assets resulting from operations    4,272,514      648,933
                                                      -----------  -----------
Dividends and Distributions to Shareholders From
Net investment income                                    (710,954)    (594,129)
Net realized gain on investments                         (180,379)           -
                                                      -----------  -----------
Total dividends and distributions                        (891,333)    (594,129)
                                                      -----------  -----------
Capital Share Transactions, Net (Note 7)               11,921,132    3,198,799
                                                      -----------  -----------
Total increase in net assets                           15,302,313    3,253,603
Net Assets
  Beginning of period                                  30,041,459   26,787,856
                                                      -----------  -----------
  End of period                                       $45,343,772  $30,041,459
                                                      ===========  ===========
Undistributed Net Investment Income, end of period    $   190,844  $   217,031
                                                      ===========  ===========
-------------------------------------------------------------------------------

See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                 Financial Highlights

--------------------------------------------------------------------------------

                                           For the Year Ended          Period
For a capital share outstanding                                       10/2/95*
throughout the period                    9/30/99  9/30/98  9/30/97  to 9/30/96
-------------------------------------------------------------------------------
Per Share Data
Net asset value, beginning of period     $ 13.74  $ 13.70  $ 11.39    $10.00
                                         -------  -------  -------    ------
Increase/Decrease from Investment
 Operations
Net investment income                       0.23     0.28     0.26      0.23
Net realized and unrealized gain on
 investment                                 1.66     0.05     2.30      1.33
                                         -------  -------  -------    ------
  Total from investment operations          1.89     0.33     2.56      1.56
                                         -------  -------  -------    ------
Less Dividends and Distributions From:
Net investment income                      (0.28)   (0.29)   (0.25)    (0.17)
Net realized gain on investments           (0.08)       -   (0.00)#        -
                                         -------  -------  -------    ------
Total dividends and distributions          (0.36)   (0.29)   (0.25)    (0.17)
                                         -------  -------  -------    ------
Net asset value, end of period           $ 15.27  $ 13.74  $ 13.70    $11.39
                                         =======  =======  =======    ======
Total Return(c)                           13.87%    2.43%   22.71%    15.65%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)        $45,344  $30,041  $26,788    $7,606
Ratio of expenses to average net assets
 after fee waivers and reimbursement of
 other expenses                            1.50%    1.50%    1.50%     1.50%(b)
Ratio of expenses to average net assets
 before fee waivers and reimbursement
 of other expenses                         1.62%    1.83%    2.55%     4.81%(b)
Ratio of net investment income to
 average net assets after fee waivers
 and reimbursement of other expenses       1.59%    2.05%    2.31%     2.36%(b)
Ratio of net investment income to
 average net assets before fee waivers
 and reimbursement of other expenses       1.47%    1.72%    0.31%     0.96%(b)
Portfolio turnover                        15.76%   16.49%    5.07%     5.04%
-------------------------------------------------------------------------------

See Notes to the Financial Statements
(a) Not annualized
(b) Annualized
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
 # Rounds to less than $0.01
 * Commencement of Investment Operations

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                Notes to Financial Statements

--------------------------------------------------------------------------------
September 30, 1999
--------------------------------------------------------------------------------

1. Organization
The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund"). The costs incurred by the Company in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period beginning with commencement of its operations. The unamortized balance of organizational expenses at September 30, 1999 was $34,060.

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2. Summary of Significant Accounting Policies
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax
There is no provision for Federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                 Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
2. Summary of Significant Accounting Policies (continued) daily net assets. During the year ended September 30, 1999, the Investment Adviser voluntarily waived $51,042 of advisory fees.

Dividends and Distributions to Shareholders
It is the policy of the Fund to declare dividends according to the following schedule:

--------------------------------------------------
                  Dividends from Net Capital Gain
                   Investment Income Distributions
--------------------------------------------------
                           Quarterly      Annually
   April, July, October and December      December

Distributions from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock.

During the year ended September 30, 1999, the fund reclassified $33,545 from capital stock in excess of par value to undistributed net investment income relating to permanent book/tax differences attributable to non-deductible organization expenses. Net assets of the Fund were not affected by this reclassification.

3. Investment Advisory Agreement
The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is voluntarily waiving a portion of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of September 30, 1999, Michael F. Holland and affiliates owned 59,650 shares (2% of the shares outstanding) of the Fund.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
4. Accounting, Custody and Administration Agreements
Pursuant to its Administration Agreement effective June 1, 1999, State Street Bank and Trust Company ("State Street") provides, or arranges for the provision of certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and/or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $5,000 per month for the first year of services are provided to the Company, and a minimum fee of $7,000 per month thereafter unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

Prior to June 1, 1999, Investors Capital Services, Inc. ("ICS"), served as Administrator for the Company. Certain employees of ICS were officers of the Company. The Company paid ICS a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and reimbursement for out-of-pocket expenses, subject to a minimum fee of $50,000, unless otherwise waived by ICS. In addition Investors Bank and Trust Company ("IBT"), an affiliate of ICS, served as the Fund's custodian and accounting agent. During the year ended September 30, 1999, administration fees include $38,046 paid to ICS as Administrator through May 31, 1999 and administration and custody fees include $9,510 paid to IBT as custodian and accounting agent.

5. Investment Transactions
Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 1999 aggregated $12,159,937 and $5,537,321 respectively.

The components of net unrealized appreciation/(depreciation) of investments based on Federal tax cost at September 30, 1999 for the Fund were as follows:

-------------------------------------------------------------------------------------
                                                                     Cost for Federal
Appreciation       Depreciation           Net Appreciation               Tax Purposes
-------------------------------------------------------------------------------------
$7,099,390           $(439,086)                 $6,660,304                $37,279,002

6. Repurchase Agreements
The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                 Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
6. Repurchase Agreements (continued)
repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

7. Capital Share Transactions
As of September 30, 1999, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

-----------------------------------------------------------------
                    Year Ended 9/30/99      Year Ended 9/30/98
-----------------------------------------------------------------
                      Shares       Amount    Shares       Amount
-----------------------------------------------------------------
Shares Sold        1,162,789  $17,656,300   540,996  $ 7,471,474
Shares Reinvested     55,096      830,190    42,207      579,433
                   ---------  -----------  --------  -----------
                   1,217,885   18,486,490   583,203    8,050,907
Shares Redeemed     (434,879)  (6,565,358) (351,772)  (4,852,108)
                   ---------  -----------  --------  -----------
Net Increase         783,006  $11,921,132   231,431  $ 3,198,799
                   =========  ===========  ========  ===========

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                Report of Independent Accountants

--------------------------------------------------------------------------------
To the Board of Directors
and Shareholders of
Holland Balanced Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material aspects, the financial position of Holland Balanced Fund (the "Fund") at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principals. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
November 2, 1999

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund.
                 General Information (Unaudited)

--------------------------------------------------------------------------------
Year 2000
Many computer programs employed throughout the world use two digits rather than four to identify the year. These programs, if not adapted, may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. The year 2000 issue affects virtually all companies and organizations.

The Investment Adviser has advised the Fund that it has implemented steps intended to ensure that its computer systems are capable of Year 2000 processing. In addition, the Fund has inquired with third parties to assess the adequacy of their Year 2000 compliance efforts. The Fund and its service providers are in the process of developing contingency plans intended to ensure that third party noncompliance will not materially affect the Fund's operations. The Fund does not currently anticipate that the Year 2000 issue will have an adverse effect on its ability to continue its operations.

The Year 2000 issue could adversely affect companies in which the Fund invests, but the Fund cannot predict the consequential effect on its investment return. To the extent the impact on a portfolio holding is negative, the Fund's investment return could be adversely affected.

Tax Information
The following tax information represents year-end disclosures of various benefits passed through to shareholders.

The amount of long-term capital gain paid was $180,401.

Of the distributions made by the Fund, 49.07% represents the amount of distributions which qualifies for the dividends received deduction available to corporate shareholders.

The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------


Board of Directors
Michael F. Holland*
Director and President
Chairman,
Holland & Company L.L.C.

Sheldon S. Gordon
Director
Chairman,
Union Bancaire
Privee International Holdings, Inc.

Herbert S. Winokur, Jr.
Director
Managing General Partner,
Capricorn Holdings, Inc.

Desmond G. FitzGerald
Director
Chairman,
North American Properties Group

Jeff C. Tarr
Director
Chairman,
Junction Advisors

*interested person as defined in the Investment Company Act of 1940

Adviser
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
phone(212) 486-2002
fax(212) 486-0744
emailHBFUND@aol.com
websitewww.thehollandfund.com

Fund Administrator, Custodian and Fund Accounting Agent
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Distributor
ALPS Mutual Fund Services
370 17th Street, Suite 3100
Denver, CO 80202

Transfer Agent and
Dividend Disbursing Agent
Unified Fund Advisers, Inc.
429 N. Pennsylvania Street
Indianapolis, IN 46204

Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

-----------------------------------

Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone  800-891-6181
       212-486-2002

Fax    212-486-0744

Email   HBFUND@aol.com
Website www.thehollandfund.com